EMPLOYEE BENEFITS (Detail Textuals) (Multi-employer defined benefit pension plan, USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Multi-employer defined benefit pension plan
Multiemployer Plans [Line Items]
Expense relating to plan	$ 187,000	$ 496,000	$ 841,000	$ 730,000